Provisions - Narrative (Details) - EUR (€)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Provisions		€ 45,499,000
Amounts used		(6,443,000)
Additional provisions		52,654,000
Restructuring provision [member]
Disclosure of other provisions [line items]
Provisions		45,500,000	€ 0
Restructuring cell therapy activities provision [member]
Disclosure of other provisions [line items]
Provisions		16,324,000
Additional provisions		€ 16,324,000
Negotiation settlement | Small molecules business
Disclosure of other provisions [line items]
Amounts used	€ (29,200,000)